UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21238
PIMCO CORPORATE OPPORTUNITY FUND
(Exact name of registrant as specified in charter)
1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)
Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	11/30/05

Date of reporting period:	2/28/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2005

(unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES-78.1%
	Airlines-4.5%
	Continental Airlines, Inc., pass thru certificates,
$4,033	6.70%, 6/15/21, Ser. 01-1	Baa3/A-	$3,888,612
2,729	7.37%, 12/15/15, Ser. 01-1	Ba1/BBB	2,197,690
2,000	7.49%, 10/2/10, Ser. 00-2	Baa3/A	1,979,468
10,034	7.71%, 4/2/21, Ser. 00-2	Baa3/A-	9,853,933
	Delta Air Lines, Inc., pass thru certificates,
5,000	7.57%, 11/18/10, Ser. 00-1	Ba1/BBB-	4,771,222
8,000	7.92%, 11/18/10, Ser. 00-1	B3/B-	5,338,145
	Northwest Airlines Corp., pass thru certificates,
1,581	6.81%, 2/1/20, Ser. 99-1A	Baa3/BBB-	1,446,905
12,500	6.84%, 4/1/11, Ser. 01-1	Baa3/BBB+	12,491,450
5,551	7.58%, 3/1/19, Ser. 99-2A	Baa2/A-	5,682,547
2,509	7.67%, 1/2/15, Ser. 96-1	Ba2/B	2,097,682
	United Air Lines, Inc., pass thru certificates,
15,411	7.19%, 4/1/11, Ser. 00-2	WR/NR	14,214,187
9,995	7.73%, 7/1/10, Ser. 00-1	WR/NR	8,790,449
			72,752,290
	Automotive-1.5%
4,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	6,278,232
6,000	Ford Motor Co., 9.98%, 2/15/47	Baa1/BBB-	7,145,094
10,000	General Motors Corp., 9.40%, 7/15/21	Baa2/BBB-	10,680,140
			24,103,466
	Banking-1.9%
625	Bank of America Corp., 9.375%, 9/15/09	Aa3/A	747,074
	HSBC Capital Funding LP.,
1,000	4.61%, 6/27/13 (a) (b)	A1/A-	967,782
2,000	10.18%, 6/30/30 (a) (b)	A1/A-	3,176,454
9,706	Riggs Capital Trust II, 8.875%, 3/15/27, Ser. C.	Ba2/CCC-	10,919,250
3,500	Royal Bank of Canada, 2.71%, 11/18/11 (b)	Aa3/A+	3,511,382
2,000	Royal Bank of Scotland Group, Inc, 7.65%, 9/30/31 (b)	A1/A	2,487,568
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08	A2/NR	8,614,568
			30,424,078
	Chemicals-0.6%
8,445	Equistar Chemical L.P., 10.125%, 9/1/08	B2/B+	9,732,863

	Computer Services-0.5%
	Electronic Data Systems Corp.,
4,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	4,180,248
3,500	7.125%, 10/15/09	Ba1/BBB-	3,808,990
			7,989,238
	Diversified Manufacturing-2.1%
5,000	Hutchison Whampoa Int’l Ltd., 7.45%, 11/24/33 (a)	A3/A-	5,805,115
	Tyco International Group SA,
€7,380	5.50%, 11/19/08	Baa3/BBB	10,575,589
$16,785	6.375%-7.00%, 10/15/11-6/15/28	Baa3/BBB	18,773,270
			35,153,974
	Drugs & Medical Products-0.3%
5,500	Wyeth, 5.50%, 2/1/14	Baa1/A	5,690,025

	Electronics-0.1%
1,000	Arrow Electronics Inc., 6.875%, 6/1/18	Baa3/BBB-	1,068,185

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES (continued)
	Energy-1.4%
$7,000	Centerpoint Energy Inc., 6.50%, 2/1/08	Ba1/BBB	$7,402,311
2,697	Salton Sea Funding, Inc., 8.30%, 5/30/11, Ser. E	Ba1/BB+	2,962,006
12,000	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba1/BBB-	13,273,200
			23,637,517
	Financial Services-0.1%
2,500	Morgan Stanley, 2.94%, 1/15/10 (a) (b)	Aa3/A+	2,508,668

	Financing-6.8%
5,000	AES Red Oak LLC., 9.20%, 11/30/29, Ser. B	B2/B+	5,775,000
1,000	Beaver Valley Funding Corp., 8.625%, 6/1/07	Baa3/BB+	1,053,536
2,500	Canadian Oil Sands Trust, 4.80%, 8/10/09 (a)	Baa2/BBB+	2,502,888
8,362	Cedar Brakes II LLC., 9.875%, 9/1/13	Caa1/CCC+	10,028,427
22,240	Ford Motor Credit Co., 6.50%-7.75%, 1/25/07-2/15/07	A3/BBB-	23,376,132
	General Electric Capital Corp.,
1,100	8.50%, 7/24/08	Aaa/AAA	1,240,837
4,990	9.83%, 12/15/08 (f)	NR/NR	6,003,116
	General Motors Acceptance Corp.,
10,500	3.56%-3.695, 5/18/06-1/16/07 (a) (b)	Baa1/BBB-	10,451,907
15,000	7.75%-8.875%, 1/19/10-11/1/31	Baa1/BBB-	15,710,625
12,455	Heller Financial Inc., 6.375%, 3/15/06	Aaa/AAA	12,798,073
2,110	IBJ Preferred Capital Co., LLC, 8.79%, 6/30/08, VRN	Baa1/BB	2,364,012
9,200	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (a)	Baa1/BB	10,618,456
7,500	Pemex Project Master Trust, 8.625%, 2/1/22	Baa1/BBB-	9,018,750
			110,941,759

	Food Services-0.7%
7,500	Delhaize America Inc.,7.375%- 8.125%, 4/15/06-4/15/11	Ba1/BB+	8,376,460
1,500	Heinz (H.J.) Co., 6.19%, 12/1/20 (a) (b) (c)	A3/NR	1,526,419
755	Yum! Brands Inc., 8.50%, 4/15/06	Baa3/BBB-	793,513
			10,696,392
	Healthcare & Hospitals-2.5%
9,310	HCA Inc., 8.85%-9.00%, 1/1/07-12/15/14	Ba2/BB+	10,093,229
19,000	Healthsouth Corp., 7.625%, 6/1/12	WR/NR	19,332,500
13,000	Tenet Healthcare Corp., 6.375%-7.375%, 12/1/11-2/1/13	B3/B-	12,157,500
			41,583,229
	Hotels/Gaming-3.6%
	Caesars Entertainment, Inc.,
900	8.50%, 11/15/06	Ba1/BB+	966,375
1,000	8.875%, 9/15/08	Ba2/BB-	1,133,750
4,875	9.375%, 2/15/07	Ba2/BB-	5,338,125
7,730	Harrahs Operating Co., Inc., 5.50%-8.00%, 7/1/10-2/1/11	Baa3/BBB-	8,409,714
8,000	Hilton Hotels Corp., 7.625%, 12/1/12	Baa3/BBB-	9,272,008
1,200	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/BB-	1,393,500
2,500	MGM Mirage, Inc., 8.50%, 9/10/10	Ba1/BB+	2,868,750

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES (continued)
	Hotels/Gaming (continued)
$15,950	Starwood Hotels & Resorts Worldwide Inc., 7.375%-7.875%, 5/1/12-11/15/25	Ba1/BB+	$18,083,062
8,875	Times Square Hotels Trust, 8.53%, 8/1/26 (a) (f)	Baa3/BB+	10,588,904
			58,054,188
	Insurance-0.1%
1,000	Prudential Financial Inc., 4.10%, 11/15/06	A3/A-	1,005,026

	Miscellaneous-1.8%
26,100	Morgan Stanley TRACERS, 5.89%, 3/1/07 (a) (c) (d)	A3/NR	26,758,216
2,000	Progress Capital Holdings, 7.17%, 11/1/06, Ser. MTN (e)	Baa1/BBB-	2,094,392
			28,852,608
	Multi-Media-9.8%
35,250	AOL Time Warner Inc., 6.875%-8.375%, 8/15/07-7/15/33	Baa1/BBB+	43,183,832
18,500	Comcast Cable Communications Inc., 6.75%-8.375%, 1/30/11-3/15/13	Baa3/BBB	21,690,726
3,000	Cox Communications Inc., 7.75%, 8/15/06	Baa3/BBB	3,149,001
	CSC Holdings Inc.,
30,690	7.25%-7.875%, 7/15/08-7/15/18	B1/BB-	35,315,894
4,500	8.125%, 8/15/09, Ser. B	B1/BB-	5,028,750
16,050	News America Holdings, Inc., 7.43%, 10/1/26	Baa3/BBB-	19,060,820
15,000	Rogers Cable Inc., 8.75%, 5/1/32	Ba3/BB+	18,000,000
13,000	Shaw Communications Inc., 7.20%-8.25%, 4/11/10-12/15/11	Ba2/BB+	14,515,000
			159,944,023
	Oil & Gas-8.5%
	Centerpoint Energy Resources Corp
23,000	7.75%, 2/15/11	Ba1/BBB	26,431,324
5,000	7.875%, 4/1/13, Ser. B	Ba1/BBB	5,911,140
28,200	Coastal Corp., 7.42%-7.625%, 9/1/08-2/15/37	Caa1/CCC+	27,714,750
	Columbia Energy Group,
3,043	7.32%, 11/28/10, Ser. E	Baa2/BBB	3,121,166
3,800	7.42%, 11/28/15, Ser. F	Baa2/BBB	3,964,088
1,500	Dynegy Holdings, Inc., 7.67%, 11/8/16, Ser. B	Caa2/B	1,413,750
1,000	Encana Corp., 6.30% 11/1/11	Baa2/A-	1,091,479
12,000	Gaz Capital, 8.625%, 4/28/34	Ba2/BB-	14,160,000
1,800	Gazprom, 9.625%, 3/1/13 (a)	NR/BB-	2,153,250
3,932	Occidental Petroleum Corp., 7.65%, 2/15/06	Baa1/BBB+	4,081,565
3,664	Ras Laffan Liquified Natural Gas Co., 3.437%, 9/15/09 (c)	Baa1/A-	3,594,248
10,000	Southern Natural Gas Co., 8.875%, 3/15/10	B1/B-	11,125,000
10,000	Southern Star Central Gas Pipline, Inc., 7.375%, 11/15/06 (a)	Ba1/BBB-	10,558,920
17,400	Williams Gas Pipelines, Inc., 7.875%, 9/1/21	B1/B+	20,532,000
2,500	XTO Energy Inc., 6.25%, 4/15/13	Baa3/BBB-	2,724,500
			138,577,180

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES (continued)
	Paper/Paper Products-3.5%
$33,500	Abitibi-Consolidated, Inc., 7.50%-8.50%, 4/1/28-8/1/29	Ba3/BB	$31,017,500
	Georgia-Pacific Corp.,
11,000	7.50%-7.75%, 5/15/06-11/15/29	Ba3/BB+	12,190,000
9,750	8.875%, 2/1/10	Ba2/BB+	11,407,500
2,000	Smurfit Capital Funding plc, 7.50%, 11/20/25	B1/BB-	2,030,000
			56,645,000
	Retail-0.9%
13,000	JC Penny Co., Inc., 8.125%, 4/1/27	Ba2/BB+	14,170,000

	Telecommunications-15.3%
35,000	AT&T Corp., 8.00%, 11/15/31	Ba1/BB+	44,668,750
10,000	BellSouth Capital Funding, 7.875%, 2/15/30	A2/A	12,652,230
1,151	Calpoint Receivables Structured Trust, 7.44%, 12/10/06 (a)	Caa2/NR	1,168,158
18,248	MCI Inc., 5.91%-6.69%, 5/1/07-5/1/09	NR/NR	19,075,263
20,000	Nextel Communications Inc., 5.25%-7.375%, 1/15/10-8/1/15	Ba3/BB	21,543,750
21,650	Panamsat Corp, 6.875%, 1/15/28	B1/BB+	20,784,000
23,670	Qwest Capital Funding, Inc., 7.00%-7.90%, 8/3/09-8/15/10	Caa2/B	23,665,950
	Qwest Corp.,
3,000	7.25%, 9/15/25	Ba3/BB-	3,090,000
6,150	9.125%, 3/15/12 (a)	Ba3/B-	7,149,375
7,950	Quest Service Corp., 13.00%, 12/15/07 (a)	Caa1/B	9,003,375
12,340	Rogers Cantel, Inc., 9.75%, 6/1/16	Ba3/BB	15,301,600
1,000	Rogers Wireless, Inc., 7.625%, 12/15/11 (a)	Ba3/BB	868,451
250	SBC Communications Inc., 4.125%, 9/15/09	A2/A	245,989
43,450	Sprint Capital Corp., 6.90%-9.25% 1/30/11-3/15/32	Baa3/BBB-	49,527,623
19,000	Verizon Global Funding Corp., 6.875%-7.25%, 12/1/10-6/15/12	A2/A+	21,443,276
			250,187,790
	Transportation-0.0%
250	CSX Corp., 9.00%, 8/15/06	Baa2/BBB	266,987

	Utilities-11.6%
2,000	CMS Energy Corp., 8.90%, 7/15/08	B3/B+	2,235,000
12,715	East Coast Power LLC., 6.74%-7.07%, 3/31/08-3/31/12, Ser. B	Baa3/BBB-	13,245,859
4,900	Homer City Funding LLC., 8.147%, 10/1/19	Ba2/BB	5,610,500
2,950	Indianapolis Power & Light Co., 7.375%, 8/1/07	Baa2/BBB-	3,104,093
28,960	Ipalco Enterprises, Inc., 7.375%-7.625%, 11/14/08-11/14/11	Ba1/BB-	32,852,800
	Midwest Generation LLC., pass thru certificates,
28,380	8.30%, 7/2/09, Ser. A	B1/B	30,792,300
13,070	8.56%, 1/2/16, Ser. B	B1/B	14,703,750
5,000	8.75%, 5/1/34 (a)	B1/B-	5,762,500
1,000	Ohio Edison Co., 5.647%, 6/15/09 (a) (c)	Baa2/BB+	1,017,861
7,750	PPL Capital Fund Trust I, 7.29%, 5/18/06	Ba1/BB+	8,022,560
1,631	Progress Energy Inc., 6.75%, 3/1/06	Baa2/BBB-	1,677,469
44,500	PSE&G Energy Holdings LLC, 8.50%-10.00%, 10/1/09-6/15/11	Ba3/BB-	50,316,875
1,100	Public Services Electric & Gas Co., 4.00%, 11/1/08	A3/A-	1,088,880
10,986	South Point Energy Center LLC, 8.40%, 5/30/12 (a)	B2/B	10,354,016
8,000	Westar Energy Inc., 7.875%, 5/1/07	Ba1/BBB-	8,636,456
			189,420,919

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	CORPORATE BONDS & NOTES (continued)
	Waste Disposal-0.0%
$500	Allied Waste Industries Inc., 7.625%, 1/1/06, Ser. B	B2/BB-	$515,945

	Total Corporate Bonds & Notes (cost-$1,137,756,476)		1,273,921,350

	SOVEREIGN DEBT OBLIGATIONS- 5.5%
	Brazil - 2.0%
	Federal Republic of Brazil,
6,618	3.125%, 4/15/12 (b)	B1/BB-	6,451,880
24,041	8.00%-11.50%, 3/12/08-4/15/14	B1/BB-	26,186,886
			32,638,766
	Mexico-1.2%
15,000	United Mexican States, 6.375%-11.375%, 1/14/11-9/24/22	Baa/BBB	19,271,000

	Panama - 0.9%
12,000	Republic of Panama, 9.375%-10.75%, 7/23/12-5/15/20	Ba1/BB	14,880,000

	Peru - 0.9%
13,000	Republic of Peru, 9.125%, 2/21/12	Ba3/BB	15,112,500

	Russia-0.4%
6,294	Russian Federation, 5.00%, 3/1/30 Ser. REGS	Baa3/BBB-	6,650,240

	Ukraine-0.1%
1,467	Ukraine Government, 7.65%-11.00%, 3/15/07-6/11/13	B1/B+	1,601,658

	Total Sovereign Debt Obligations (cost-$76,207,676)		90,154,164

	COLLATERALIZED MORTGAGE OBLIGATIONS-1.3%
	GSMPS Mortgage Loan Trust,
3,060	3.20%, 6/25/34 (b)	Aaa/AAA	3,069,995
7,409	7.50%, 12/21/26 (b) (e)	NR/NR	7,772,298
6,514	Small Business Administration, 5.24%, 8/1/23 (b)	NR/NR	6,667,569
	Small Business Administration, Certificates of Participation,
2,289	6.03%, 2/1/12	NR/NR	2,383,541
1,485	6.44%, 6/1/21, Ser. 20-f	NR/NR	1,586,812
	Total Collateralized Mortgage Obligations (cost-$21,626,638)		21,480,215

	SENIOR LOANS (c) (e) (g) - 0.9%
	Hotels/Gaming-0.2%
2,940	Aladdin Gaming Holdings LLC, 8/31/10, Term A1		2,925,281
60	Aladdin Gaming Holdings LLC, 8/31/10, Term B1		60,187
			2,985,468
	Multi-Media - 0.6%
9,950	Charter Communications Holdings, LLC, 5.29%-5.38%, 4/26/11, Term B		9,996,437

	Utilities-0.1%
1,429	AES Corp. 4.25%-4.42% 4/30/08, Term B		1,461,607
57	Reliant Resources Inc., 0.00%, 8/25/08 (h)		422,646
			1,884,253

	Total Senior Loans (cost-$13,327,752)		14,866,158

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	ASSET-BACKED SECURITIES-0.8%
8,300	Greenpoint Manufactured Housing LLC, 8.30%, 10/15/26 (b)	Ca/NR	7,568,303
5,000	Long Beach Mortgage Loan Trust, 4.30%, 3/25/32, Ser 2001-4 (b)	A2/NR	4,949,418
244	Nextcard Credit Card Trust 3.39%-3.53%, 12/15/06-4/16/07 (b) (c) (f)	B3/B-	243,341
	Total Asset-Backed Securities (cost-$12,489,846)		12,761,062

	U.S. GOVERNMENT AGENCY SECURITIES-0.2%
67	Fannie Mae 7.00%, 12/31/07 (b) (cost-$3,350,500)	Aaa/AAA	3,764,622

	U.S. TREASURY NOTES (h)-0.1%
800	3.375%, 10/15/09 (cost-$789,691)	Aaa/AAA	779,532

	VARIABLE RATE MUNICIPAL NOTES-1.4%
	New Jersey-0.0%
21,520	Tobacco Settlement Finance Corp., Rev., RITES, 9.63%-10.88%, 6/1/24-6/1/32 (cost-$19,980,819)	NR/AA	22,037,813

	SHORT-TERM INVESTMENTS - 12.5%
	CORPORATE NOTES- 10.1%
	Automotive-0.9%
8,000	DaimlerChrysler Holdings Co., 2.75%, 9/26/05 (b)	A3/BBB	8,031,456
6,000	Lear Corp., 7.96%, 5/15/05, Ser. B	Baa3/BBB-	6,055,914
			14,087,370
	Computer Services-0.3%
5,000	Electronic Data Systems Corp., 7.125%, 5/15/05 (a)	Ba1/BBB-	5,035,430

	Financing-3.2%
	Ford Motor Credit Co.,
14,000	3.00%-3.10%, 6/30/05-7/18/05, Ser. MTN (b)	A3/BBB-	14,004,991
10,000	7.60%, 8/1/05	A3/BBB-	10,162,190
	General Motors Acceptance Corp.,
5,800	7.50%-8.75%, 7/15/05	Baa1/BBB-	5,895,059
18,800	General Motors Acceptance Corp., 3.92%, 10/20/05 (b)	Baa1/BBB-	18,885,991
1,000	HSBC Finance Corp., 8.00%, 5/9/05	A1/A	1,009,386
2,758	Morgan Stanley, 3.75%, 6/24/05	Aa3/A+	2,763,287
			52,720,904
	Energy-0.1%
1,954	Constellation Energy Group Inc., 7.875%, 4/1/05, Ser. MTN	Baa1/BBB	1,961,740

	Food & Beverage-0.3%
5,000	Nabisco Inc., 6.85%, 6/15/05	A3/A-	5,050,415

	Healthcare & Hospitals-0.3%
5,000	HCA Inc., 6.91%, 6/15/05	Ba2/BB+	5,069,300

	Hotels/Gaming-0.1%
1,000	La Quinta Corp., 7.40%, 9/15/05	Ba3/BB-	1,021,250

	Metals & Mining-0.2%
1,000	Rio Algom Ltd., 7.05%, 11/1/05	WR/NR	1,018,727

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	CORPORATE NOTES (continued)
	Multi-Media-1.3%
$8,100	Comcast Corp., 8.375%, 11/1/05	Baa3/BBB	$8,340,457
5,000	Continental Cablevision Inc., 8.875%, 9/15/05	Baa3/BBB	5,139,080
6,551	TCI Communications Inc., 7.25%-8.00%, 8/1/05	Baa3/BBB	6,646,709
1,121	Viacom, Inc., 7.15%-7.75%, 5/20/05-6/1/05	A3/A-	1,133,128
			21,259,374
	Oil & Gas-1.8%
1,200	BP Amoco plc, 10.875%, 7/15/05	Aa1/AA+	1,232,225
11,500	Centerpoint Energy Corp., 8.125%, 7/15/05, Ser. B	Ba1/BBB	11,702,963
1,399	Duke Capital LLC, 6.25%, 7/15/05, Ser. A	Baa2/BBB-	1,414,818
2,300	Duke Energy Field Services, 7.50%, 8/16/05	Baa2/BBB	2,342,566
10,500	Enterprise Products Operating LP, 8.25%, 3/15/05	WR/BB+	10,516,012
3,000	Pioneer Natural Resources Co., 8.875%, 4/15/05	Baa3/BBB-	3,018,990
			30,227,574
	Paper/Paper Products-0.1%
1,210	Champion International Paper Co., 7.10%, 9/1/05	Baa2/BBB	1,229,551

	Retail-0.3%
5,000	Safeway Inc., 2.50%, 11/1/05	Baa2/BBB	4,966,250

	Telecommunications-0.4%
6,000	Cincinnati Bell Inc., 6.33%, 12/30/05	Ba2/NR	6,000,000
600	Qwest Corp., 6.625%, 9/15/05	Ba3/BB-	609,750
			6,609,750
	Tobacco-0.1%
2,000	Altria Group Inc., 7.00%, 7/15/05	Baa2/BBB	2,025,030

	Transportation-0.0%
400	Union Pacific Corp., 7.60%, 5/1/05	Baa2/BBB	402,623

	Utilities-0.7%
7,400	Appalachian Power Co., 4.80%, 6/15/05, Ser. E	Baa2/BBB	7,434,240
2,961	Niagara Mohawk Power Corp., 6.625%, 7/1/05	A3/A+	2,995,516
1,000	Nisource Finance Corp., 7.625%, 11/15/05	Baa3/BBB	1,027,866
1,000	Public Services Electric & Gas Co., 9.125%, 7/1/05, Ser. BB	A3/A-	1,018,989
			12,476,611

	Total Corporate Notes (cost-$165,082,522)		165,161,899

	U.S. TREASURY BILLS (i)- 1.1%
18,240	2.08%-2.73%, 3/3/05-6/1/05 (cost-$18,204,735)	Aaa/AAA	18,202,383

Principal Amount (000)		Value*
	COMMERCIAL PAPER-0.5%
	Financing-0.5%
$7,300	UBS Finance, Inc., 2.68%-2.73%, 5/3/05-6/1/05 (cost-$7,257,140)	$7,255,296

	REPURCHASE AGREEMENTS - 0.8%
9,000	CS First Boston Corp., dated 2/28/05, 2.50%, due 3/1/05, proceeds $9,000,625: collateralized by U.S. Treasury Inflationary Notes, 1.875%, 6/15/09, valued at $9,214,122 with accrued interest (cost-$9,000,000)	9,000,000

4,220	State Street Bank & Trust Co., dated 2/28/05, 2.15%, due 3/1/05, proceeds $4,220,252: collateralized by Freddie Mac, 2.875%, 9/15/05, valued at $4,306,945 with accrued interest (cost-$4,220,000)	4,220,000

	Total Repurchase Agreements (cost-$13,220,000)	13,220,000

	Total Short-Term Investments (cost-$203,764,397)	203,839,578

Contracts (000)	PUT OPTIONS PURCHASED (j) -0.0%
250,000	European Style, Over-the Counter, expires 6/20/05	84,633
625,000	Hvol Credit Default strike rate 1.05%, expires 6/20/05	48,156

	Total Options Purchased (premiums paid-$3,312,500)	132,789

	Total Investments, before options written (cost-$1,492,606,295) - 100.8%	1,643,737,283

	CALL OPTIONS WRITTEN (j) - (0.6)%
(875,000)	Hvol Credit Default strike rate 1.15%, expires 6/20/05	(7,575,496)
(16,050)	News America Holdings, Strike price $100, expires 10/1/06	(2,496,594)
(32,300)	Swap Option 3 Month LIBOR, Strike rate 4.00%, expires 4/4/05	(1,970)
(1.034)	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, Strike price $113, expires 5/20/05	(161,563)
(0.773)	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, Strike price $114, expires 5/20/05	(60,391)
(0.469)	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, Strike price $115, expires 5/20/05	(14,656)
	Total Call Options Written (premiums received-$4,123,539)	(10,310,670)

	PUT OPTIONS WRITTEN (j) -(0.2)%
(32,300)	Swap Option 3 Month LIBOR,
	Strike rate 4.75%, expires 4/4/05	(109,788)
(0.380)	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	Strike price $107, expires 5/20/05	(106,875)
(2.597)	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	Strike price $108, expires 5/20/05	(1,229,219)
(9.86)	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	Strike price $109, expires 5/20/05	(754,906)
(0.023)	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	Strike price $110, expires 5/20/05	(27,312)
	Total Put Options Written (premiums received-$1,672,501)	(2,228,100)

	Total Options Written (premiums received-$5,796,040)	(12,538,770)

	Total Investments, net of options written (cost-$1,486,810,255)-100.0%	$1,631,198,513

OTHER INVESTMENTS:

a)                                      Forward foreign currency contracts outstanding at February 28, 2005 were:

	U.S.$ Value Origination Date	U.S.$ Value February 28, 2005	Unrealized Depreciation
Sold:
€8,287,000 settling 3/17/05	$10,657,786	$11,002,963	$345,177

b)                                     Futures contracts outstanding at February 28, 2005:

Type	Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long:Financial Future Euro-90 day	4,750	6/13/2005	$3,800,000

U.S. Treasury 10 Year Notes	41	3/21/2020	26,266

U.S. Treasury 10 Year Notes	23	6/21/2020	15,944
			$3,842,210

c)             Credit default swap contracts outstanding at February 28, 2005:

Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation
Bear Stearns Russian Credit Federation 5.00%, 3/31/30	3,000	3/17/2005	1.00%	$ 872

Goldman Sachs Russian Credit Federation 5.00%, 3/31/30	2,000	3/6/2005	1.06%	294
				$1,166

d)            Interest rate swaps contracts outstanding at February 28, 2005:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs	$1,650	6/15/2025	5.25%	3 Month LIBOR	$(17,159,637)

Goldman Sachs	1,650	12/24/2024	5.13%	3 Month LIBOR	8,337,467

Lehman Brothers	16,050	10/1/2006	7.43%	3 Month LIBOR +1.15%	(601,814)
					$(9,423,984)

LIBOR - London Interbank Offered Rate

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a significant development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available.  The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  Independent pricing services utilize information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.  Senior Loans, for which a secondary market does not exist, are valued at fair-value by Pacific Investment Management Co. LLC, (the “Sub-Adviser”), pursuant to procedures approved by the Board of Trustees.  Such procedures may include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair-value of the Senior Loan.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange.  Swaps are marked to market daily by the Sub-Adviser based upon quotations from market makers.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term of the maturity exceeded 60 days.  The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.  The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)     144A Security-Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(b)    Floating Rate Security- Interest rate shown is the rate in effect on February 28, 2005.

(c)     Illiquid security.

(d)    Credit-linked trust certificate.

(e)     Private Placement. Restricted as to resale and does not have a readily available market.

(f)       Fair-valued security.

(g)    These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium.  These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition.

(h)    Unsettled security, coupon rate undetermined at February 28, 2005.

(i)        All or partial amount segregated as initial margin on futures contracts.

(j)        Non-income producing security.

Glossary:

REIT- Real Estate Investment Trust

RITES- Residual Interest Tax Exempt Securities

TRACERS- Traded Custody Receipts

NR- Not Rated

VRN-         Variable Rate Note. Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect February 28, 2005.

WR-Withdrawn Rating

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2005